Other Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Assets and Other Liabilities [Line Items]
Available-for-sale equity security, current	$ 9,684	[1]	$ 0	[1]
Available-for-sale equity security, non current	0		5,775
Receivable from the Group's executives and employees	65,998		39,094
Withholding tax obligation	15,801	[2]	47,768	[2]
Other comprehensive income
Other Assets and Other Liabilities [Line Items]
Unrealized (loss) gain on available-for-sale equity security	3,753		(3,368)		6,653
Net of tax benefit/(expense) on available-for-sale equity securities	(155)		1,122		(2,218)
Beijing Jingyuntong Technology Co., Ltd.
Other Assets and Other Liabilities [Line Items]
Available-for-sale securities, shares held by subsidiary	8
Equity interests restricted for sale, period	36 months
Equity interests restricted for sale, percent	1.00%
Equity security, fair value	9,684
Discount adjusted to reflect sale restriction	10.00%
Executives and employees
Other Assets and Other Liabilities [Line Items]
Receivable from the Group's executives and employees	4,522		46,476
Executives and employees | General and administrative expenses
Other Assets and Other Liabilities [Line Items]
Provision for doubtful recoveries of receivable	$ 9,793				$ 1,314

[1]	(a) Available-for-sale equity security
[2]	Withholding individual income tax payable As of December 31, 2012 and 2013, the Group had withholding individual income tax payable of US$47,768 and US$15,801, respectively, arising from the Group's withholding tax obligation in relation to the exercise of share options by certain of the Group's executives and employees pursuant to PRC tax regulations (see Note 5(b)). The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group's executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2012 and 2013.